As filed with the Securities and Exchange Commission on May 8, 2015

1933 Act Registration No. 333-139186
1940 Act Registration No. 811-21987

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _	[ ]
Post-Effective Amendment No. 29	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 30	[X]

ALPS VARIABLE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

ALEX J. MARKS, SECRETARY
ALPS VARIABLE INVESTMENT TRUST
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203
(Name and Address of Agent for Service)

Copy to:
PETER H. SCHWARTZ, ESQ.
DAVIS GRAHAM & STUBBS LLP
1550 SEVENTEENTH STREET, SUITE 500
 DENVER, COLORADO 80202
303-892-9400

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 8th day of May, 2015.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	May 8, 2015
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	May 8, 2015
Patrick D. Buchanan

*	Trustee	May 8, 2015
Mary K. Anstine

*	Trustee	May 8, 2015
Jeremy W. Deems

*	Trustee	May 8, 2015
David M. Swanson

*	Trustee	May 8, 2015
Scott Wentsel

*By:	/s/ Alex J. Marks
Alex J. Marks
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase